Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt [Abstract]
Long term debt	$ 240,625	$ 98,650
Less: Deferred finance fees	(3,640)	(1,282)
Less: Debt discount relating to Vessel fair value participation liability	(3,271)	0
Total long term debt net of deferred finance fees	233,714	97,368
Presented [Abstract]
Current portion of long term debt	12,344	7,205
Long term debt	221,370	90,163
Debt Related to Vessels Held for Sale [Abstract]
Less: Deferred finance fees	0	(1,463)
Debt related to Vessels held for sale net of deferred finance fees	0	53,202
Total Debt net of deferred finance fees	$ 233,714	150,570
2nd ABN Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco West Coast
Long term debt	$ 32,495	34,955
2nd Alpha Bank Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Malibu
Long term debt	$ 33,500	36,500
Cargill Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Marina Del Ray
Long term debt	$ 25,189	27,195
2nd CMBFL Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Julius Caesar and M/T Legio X Equestris
Long term debt	$ 103,952	0
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Oceano Ca
Long term debt	$ 45,489	0
AVIC Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Los Angeles and M/T Eco City of Angels
Debt Related to Vessels Held for Sale [Abstract]
Debt related to Vessels held for sale	$ 0	$ 54,665